Balance Sheet - Parenthetical - $ / shares	Sep. 30, 2018	Jun. 30, 2018
Details
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	50,000,000	50,000,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	400,000,000	400,000,000
Common Stock, Shares, Issued	8,886,416	8,886,416
Common Stock, Shares, Outstanding	8,886,416	8,886,416